S-K 1602, SPAC Registered Offerings	May 12, 2026	Jan. 30, 2026
Spac Offering Forepart Line Items
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
spac:SpacOfferingForepartDeSpacConsummationTimeframeDescriptionTextBlock	We will have up to 24 months to consummate an initial business combination from the effective date of the registration statement of which this prospectus forms a part, which period may be extended, at our election, up to two times for an additional three months each, for a total of up to 30 months. Our sponsor shall deposit additional funds into the trust account for each three-month extension. The amount to be placed in the trust account to support the extensions will be determined by negotiations between us and the representative of the underwriters.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]		true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (NTBV), as adjusted to give effect to this offering and assuming the redemption of our public shares at varying levels and the exercise in full and no exercise of the over-allotment option. See the sections titled “Prospectus Summary - Dilution” and “Dilution” for more information.

As of January 31, 2026
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.03	6.50	3.50	5.54	4.46	3.86	6.14	0.16	9.84
Assuming No Exercise of Over-Allotment Option
$7.03	6.50	3.50	5.54	4.46	3.87	6.13	0.18	9.82

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
Spac Offering Prospectus Summary Line Items
SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Securities Offered, Material Terms [Text Block]	7,500,000 units (or 8,625,000 units if the underwriters’ over-allotment option is exercised in full), at $10.00 per unit, each unit consisting of:one ordinary share; andone right.
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders Upon Completion of Our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest (net of taxes paid or payable, if any), divided by the number of then issued and outstanding public shares, subject to the limitations described herein. Our public shareholders will be permitted to redeem their shares regardless of whether they abstain, vote for, vote against, or vote at all with respect to the proposed business combination. At the completion of our initial business combination, we will be required to purchase any public shares properly delivered for redemption and not withdrawn. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. The redemption rights will include the requirement that a beneficial holder must identify itself in order to validly redeem its shares. There will be no redemption rights upon the completion of our initial business combination with respect to our rights. Our initial shareholders, including our sponsor, the unaffiliated founder share transferees and our directors and officers, will enter into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to any shares held by them in connection with the completion of our initial business combination.

Manner of Conducting Redemptions

We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination either (1) in connection with a general meeting called to approve the business combination or (2) by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under the Companies Act or stock exchange listing requirement. Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company (other than with a 90% subsidiary of ours) and any transactions where we issue more than 20% of our issued and outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would typically require shareholder approval. If a shareholder vote is not required and we choose not to seek shareholder approval for business or other reasons, we intend to conduct redemptions without a shareholder vote pursuant to the tender offer rules of the SEC unless shareholder approval is required by applicable law or stock exchange listing requirement.

If shareholder approval of the transaction is required by applicable law or stock exchange listing requirement, or we decide to obtain shareholder approval for business or other reasons, we will, pursuant to our amended and restated memorandum and articles of association:

●	conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules; and

●	file proxy materials with the SEC.

We expect that a final proxy statement would be mailed to public shareholders at least twenty days prior to the shareholder vote. However, we expect that a preliminary proxy statement would be made available to such shareholders in advance of such time, providing additional notice of redemption if we conduct redemptions in conjunction with a proxy solicitation. Although we are not required to do so, we intend to comply with the substantive and procedural requirements of Regulation 14A in connection with any shareholder vote even if we are not able to maintain our Nasdaq listing or Exchange Act registration.

If we seek shareholder approval, we will complete our initial business combination only if we obtain the approval of an ordinary resolution under Cayman Islands law, which requires the affirmative vote of a simple majority of the voting rights held by such members as, being entitled to do so, vote in person or by proxy at a general meeting of the company. A quorum for such general meeting will consist of the holders present in person or by proxy of shares of the company representing one-third of the issued and outstanding shares entitled to vote at such general meeting. Our initial shareholders will count towards this quorum and have agreed to vote any shares held by them in favor of our initial business combination. We expect that at the time of any shareholder vote relating to our initial business combination, our initial shareholders and their permitted transferees will own at least 28% of our issued and outstanding ordinary shares entitled to vote thereon (not including the ordinary shares underlying the Private Units and excluding the Representative Shares and assuming the sponsor does not purchase units in this offering). In addition, the Representative has also agreed, pursuant to the underwriting agreement, solely with respect to the Representative Shares, to vote in favor of our initial business combination. As a result, we would need 2,224,167, or 29.7% of the 7,500,000 public shares sold in this offering (assuming all issued and outstanding shares are voted, the over-allotment option is not exercised and the initial shareholders do not purchase any units in this offering or units or shares in the after-market), to be voted in favor of an initial business combination in order to have such initial business combination approved. These quorum and voting thresholds and agreements may make it more likely that we will consummate our initial business combination. Each public shareholder may elect to redeem its public shares irrespective of whether it votes for, votes against, or votes at all with respect to the proposed business combination.

Redemptions of our public shares may be subject to a net tangible asset test or cash requirement pursuant to an agreement relating to our initial business combination. For example, the proposed business combination may require: (1) cash consideration to be paid to the target or its owners; (2) cash to be transferred to the target for working capital or other general corporate purposes; or (3) the retention of cash to satisfy other conditions in accordance with the terms of the proposed business combination. In the event the aggregate cash consideration we would be required to pay for all public shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed business combination exceed the aggregate amount of cash available to us, we will not complete the business combination or redeem any shares, and all ordinary shares submitted for redemption will be returned to the holders thereof, and we instead may search for an alternate business combination (including, potentially, with the same target).

De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	Moreover, we may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness will have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our Founder Shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the Private Units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by our public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Tidewise Capital Corporation	3,354,167 ordinary shares	$25,000
	203,750 Private Units to be purchased simultaneously with the closing of this offering (or 217,813 Private Units if the over-allotment option is exercised in full)	$2,037,500 (or $2,178,130 if the over-allotment option is exercised in full)
	Up to $600,000 in loans	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses and to finance transaction costs in connection with an intended initial business combination.
	Up to $10,000 per month	Office space, administrative and support services
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination.

(1)	Assumes full exercise of the over-allotment option and includes 437,500 shares that are subject to surrender and forfeiture by certain of our initial shareholders depending on the extent to which the underwriters’ over-allotment option is exercised. If we increase or decrease the size of this offering, we will effect a share dividend or share contribution back to capital or other appropriate mechanism, as applicable, with respect to the Founder Shares immediately prior to the consummation of this offering in such amount as to maintain the number of Founder Shares at 28% of our issued and outstanding ordinary shares upon the consummation of this offering (not including the ordinary shares underlying the Private Units and excluding the Representative Shares and assuming the sponsor does not purchase units in this offering), with any such change in the number of Founder Shares to be allocated to our sponsor.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	The difference between the public offering price per ordinary share, assuming no value is attributed to the rights included in the units we are offering pursuant to this prospectus or the

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, and (iii) no value is attributed to the rights, and (B) assume the issuance of 7,500,000 ordinary shares (or 8,625,000 ordinary shares if the over-allotment option is exercised in full), 3,354,167 Founder Shares (up to 437,500 of which are assumed to be surrendered and forfeited in the scenario in which the over-allotment option is not exercised in full) and 203,750 private shares (or 217,813 ordinary shares if the over-allotment option is exercised in full). Such calculations do not reflect any dilution associated with the conversion of rights as the rights are only convertible upon the consummation of our initial business combination.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Our officers and directors may owe competing duties to other enterprises, and opportunities presented to them may not be presented to us as a result of such conflicts. Also, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.Our initial shareholders are not prohibited from sponsoring, investing in or otherwise becoming involved with, any other blank check companies (including special purpose acquisition companies similar to our company), including in connection with their initial business combinations, prior to us completing our initial business combination. Potential investors should also be aware of certain potential conflicts of interest as further described in See “Proposed Business - Our Acquisition Process” and “Management - Conflicts of Interest.”If any of our directors or officers become aware of a business combination opportunity which is suitable for another entity to whom they owe fiduciary or contractual duties, he or she may need to honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. See “Risk Factors - Risks Related to our Sponsor, Management Team, and Their Respective Affiliates - Certain of our initial shareholders, including certain of our directors and officers, are now, and all of them may become, affiliated with entities engaged in business activities similar to those intended to be conducted by us and, accordingly, may have conflicts of interest in determining to which entity a particular business opportunity should be presented.”We are not prohibited from pursuing an initial business combination with a company that is affiliated with our initial shareholders; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination. In the event we seek to complete an initial business combination with a target that is affiliated with our initial shareholders, we, or a committee of independent and disinterested directors, will engage independent advisors to assist with the evaluation and will obtain an opinion from an independent investment banking firm or from an independent accounting firm that such business combination is fair to our company from a financial point of view.In addition, our initial shareholders or any of their affiliates may make additional investments in the company in connection with the initial business combination, although our sponsor and its affiliates have no obligation or current intention to do so. If our initial shareholders or any of their affiliates elects to make additional investments, such proposed investments could influence our initial shareholder’s motivation to complete an initial business combination.Prior to this offering, our sponsor paid a nominal aggregate purchase price of $25,000 for the 3,354,167 Founder Shares, or approximately $0.0075 per share. In addition, our sponsor has committed to purchase an aggregate of 203,750 (or 217,813 if the underwriters’ over-allotment option is exercised in full) Private Units for a purchase price of $10.00 per unit, or $2,037,500, in the aggregate (or $2,178,130 in the aggregate if the underwriters’ over-allotment option is exercised in full). Because the Founder Shares and Private Units held by our sponsor and management will be worthless if we do not complete a business combination transaction during the completion window, members of our board of directors may be economically incentivized to consummate an initial business combination with a riskier, weaker-performing or less-established target business than would be the case if our management had paid the same per share price for the Founder Shares as our public shareholders paid for their public shares.Payment for the reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination, and repayment of loans which may be made by our sponsor or an affiliate of our sponsor or certain of our officers and directors to finance transaction costs in connection with an intended initial business combination, may not be paid in the event we do not consummate a business combination.In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.Similarly, if we agree to pay our sponsor or a member of our management team a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as any such fee may not be paid unless we consummate such business combination.
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Conflicts of InterestOur sponsor currently holds 3,354,167 ordinary shares (which were purchased for $25,000, which we refer to as “Founder Shares”), up to 437,500 of which are subject to surrender and forfeiture by certain of our sponsor depending on the extent to which the underwriters’ over-allotment option is exercised. Because our sponsor acquired the Founder Shares at a nominal price, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the rights included in the units. If we do not complete an initial business combination within the completion window, the proceeds from the sale of the Private Units will be included in the liquidating distribution to our public shareholders and the Private Units and Founder Shares will be worthless.If we increase or decrease the size of this offering, we will effect a share dividend or share contribution back to capital or other appropriate mechanism, as applicable, with respect to the Founder Shares immediately prior to the consummation of this offering in such amount as to maintain the number of Founder Shares at 28% of our issued and outstanding ordinary shares upon the consummation of this offering (not including ordinary shares underlying the Private Units and the Representative Shares and assuming the sponsor does not purchase units in this offering), with any such change in the number of Founder Shares to be allocated to our sponsor.Also, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination. As a result, the fiduciary duties, conflicts of interest or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.Our initial shareholders are not prohibited from sponsoring, investing in or otherwise becoming involved with, any other blank check companies (including special purpose acquisition companies similar to our company), including in connection with their initial business combinations, prior to us completing our initial business combination. Potential investors should also be aware of the following potential conflicts of interest:
●	None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

●	In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented.

●	Our initial shareholders purchased Founder Shares prior to the date of this prospectus and the sponsor will purchase the Private Units in transactions that will close simultaneously with the closing of this offering. Our initial shareholders have agreed to waive their right to liquidating distributions with respect to its Founder Shares if we fail to consummate our initial business combination within the required time period. However, if our initial shareholders acquire public shares in or after this offering, they will be entitled to receive liquidating distributions with respect to such public shares if we fail to consummate our initial business combination within the required time period. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the Private Units will be used to fund the redemption of our public shares, and the Private Units will expire worthless.

Under Cayman Islands law, directors and officers owe the following fiduciary duties:In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience which that director has.
Spac Offering Dilution Line Items
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

The following tables illustrate the dilution to the public shareholders on a per-share basis, assuming no value is attributed to the rights included in the units or the Private Units:

No exercise of over-allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value before this offering	0.00	0.00	0.00	0.00	0.00
Increase/(Decrease) attributable to public shareholders and sale of the private rights	7.03	6.50	5.54	3.87	0.18
Pro forma net tangible book value after this offering	7.03	6.50	5.54	3.87	0.18
Dilution to public shareholders	$2.97	$3.50	$4.46	$6.13	$9.82
Percentage of dilution to public shareholders	29.70%	35.00%	44.60%	61.30%	98.20%

Full exercise of over-allotment option	No Redemption	25% of Maximum Redemptions	50% of Maximum Redemptions	75% of Maximum Redemptions	Maximum Redemptions
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value before this offering	0.00	0.00	0.00	0.00	0.00
Increase/(Decrease) attributable to public shareholders and sale of the private rights	7.03	6.50	5.54	3.86	0.16
Pro forma net tangible book value after this offering	7.03	6.50	5.54	3.86	0.16
Dilution to public shareholders	$2.97	$3.50	$4.46	$6.14	$9.84
Percentage of dilution to public shareholders	29.70%	35.00%	44.60%	61.40%	98.40%

SPAC, Adjusted Net Tangible Book Value Per Share, Calculation, Additional Information [Text Block]

The following table sets forth information with respect to our initial shareholders and the public shareholders:

	Shares Purchased		Total Consideration		Average Price
	Number	Percentage	Amount	Percentage	Per Share
Initial Shareholders(1)	2,916,667	23.7%	25,000	0.0%	0.01
Private Units(2)	244,500	2.0%	2,037,500	2.6%	10.00
Public Shareholders(3)	9,000,000	73.2%	75,000,000	97.3%	10.00
Representative Shares(4)	135,000	1.1%	-	-%	-
	12,296,167	100.0%	77,062,500	100.0%

(1)	Assumes the full surrender and forfeiture of 437,500 Founder Shares and no exercise of the underwriters’ over-allotment option.
(2)	Includes the issuance of an additional 40,750 shares underlying the rights contained in the Private Units.
(3)	Includes the issuance of an additional 1,500,000 shares underlying the rights contained in the public shareholders.
(4)	Assumes no exercise of the underwriters’ over-allotment option.

The pro forma NTBV per share after this offering for each of the redemption scenarios is calculated as follows:

	As of January 31, 2026
			25% Redemption		50% Redemption		75% Redemption		100% Redemption
	Without Over- allotment	With Over- allotment	Without Over- allotment	With Over- allotment	Without Over- allotment	With Over- allotment	Without Over- allotment	With Over- allotment	Without Over- allotment	With Over- allotment
Numerator
Net tangible book deficit before this offering	(3,464)	(3,464)	(3,464)	(3,464)	(3,464)	(3,464)	(3,464)	(3,464)	(3,464)	(3,464)
Net proceeds from this offering and the sale of the Private Units(1)	75,550,000	86,800,000	75,550,000	86,800,000	75,550,000	86,800,000	75,550,000	86,800,000	75,550,000	86,800,000
Plus: Offering costs paid in advance, excluded from tangible book value	-	-	-	-	-	-	-	-	-	-
Plus: proceeds from Founder Shares	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000	25,000
Less: redemptions (2)	-	-	(18,750,000)	(21,562,500)	(37,500,000)	(43,125,000)	(56,250,000)	(64,687,500)	(75,000,000)	(86,250,000)
Total	75,571,536	86,821,536	56,821,536	65,259,036	38,071,536	43,696,536	19,321,536	22,134,036	571,536	571,536

Denominator:
Ordinary shares outstanding prior to this offering	3,354,167	3,354,167	3,354,167	3,354,167	3,354,167	3,354,167	3,354,167	3,354,167	3,354,167	3,354,167
Ordinary shares forfeited if over-allotment is not exercised	(437,500)	-	(437,500)	-	(437,500)	-	(437,500)	-	(437,500)	-
Ordinary shares offered and sale of private shares	7,703,750	8,842,813	7,703,750	8,842,813	7,703,750	8,842,813	7,703,750	8,842,813	7,703,750	8,842,813
Representative Shares	135,000	155,250	135,000	155,250	135,000	155,250	135,000	155,250	135,000	155,250
Less: shares subject to redemption	-	-	1,875,000	2,156,250	3,750,000	4,312,500	5,625,000	6,468,750	7,500,000	8,625,000
Total	10,755,417	12,352,230	8,745,417	10,040,730	6,870,417	7,884,480	4,995,417	5,728,230	3,120,417	3,571,980

(1)	Expenses applied against gross proceeds include offering expenses of approximately $1,487,500. See “Use of Proceeds.”
(2)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our initial shareholders, advisors or their affiliates may purchase shares or Public Rights in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business - Permitted Purchases and other Transactions with Respect to Our Securities.”